Related Party Transactions - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 05, 2019	Oct. 31, 2019	Apr. 30, 2019	Jun. 30, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Sale of common stock, Shares							31,625,000
Proceeds from promissory notes to related party								$ 124,992
Repayment of promissory notes to related party								224,992
Warrant
Working capital loan					$ 1,500,000		$ 1,500,000
Exercise price of warrants					$ 1.00		$ 1.00
Administrative Support Agreement
Payment to sponsor					$ 30,000	$ 30,000	$ 120,000	$ 20,000
Sponsor
Percentage of shares held					20.00%		20.00%
Sponsor | Promissory Note
Proceeds from promissory notes to related party							$ 300,000
Repayment of promissory notes							The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2019 or the completion of the Initial Public Offering.
Repayment of promissory notes to related party	$ 224,992
Sponsor | Office Space Utilities And Secretarial And Administrative Support
Payment to sponsor					$ 10,000		$ 10,000
Class B Common Stock
Common stock, shares outstanding					7,906,250		7,906,250	7,906,250
Common stock dividends, shares		1.1
Class B Common Stock | Over-Allotment Option
Common stock, Not subject to forfeiture					1,031,250			1,031,250
Class B Common Stock | Sponsor
Sale of common stock, Shares				125,000
Proceeds from issuance of common stock				$ 25,000
Common stock, shares outstanding			7,187,500		7,906,250			7,906,250	9,487,500	8,625,000
Common stock, subject to forfeiture		1,031,250	937,500						1,237,500	1,125,000
Common stock, retired			1,581,250
Common stock dividends, shares		1.1
Percentage of shares held		20.00%
Share price per share					$ 12.00			$ 12.00
Accounts Payable and Accrued Liabilities | Sponsor | Administrative Support Agreement
Due to Related Parties					$ 10,000